Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9)	12 Months Ended
Dec. 31, 2018
Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9) [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss(IFRS9)
43.	Net gain (loss) on financial instruments designated at fair value through profit or loss (IFSR9)

Net gain (loss) on financial instruments designated at fair value through profit or loss for the year ended December 31, 2018 are as follows:

	2018
Financial assets designated at fair value through profit or loss:
Equity securities:
Gain on sale	~~W~~	(4,737)
Financial liabilities designated at fair value through profit or loss:
Borrowings:
Gain on valuation		382,667
Loss on sale and redemption		(404,573)

	~~W~~	(26,643)